Schedule of Inventories (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Inventories Schedule Of Inventories 1	$ 561,293
Inventories Schedule Of Inventories 2	2,973,152
Inventories Schedule Of Inventories 3	125,483
Inventories Schedule Of Inventories 4	390,128
Inventories Schedule Of Inventories 5	890,360
Inventories Schedule Of Inventories 6	4,514,190
Inventories Schedule Of Inventories 7	3,841,310
Inventories Schedule Of Inventories 8	7,778,253
Inventories Schedule Of Inventories 9	5,418,446
Inventories Schedule Of Inventories 10	$ 15,655,723